Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Preference Shares [Member]	Number of Common Shares [Member]	Stated Share Capital [Member]	Contributed Surplus [Member]	Total Capital [Member]	Retained Earnings [Member]	Retained Earnings [Member] Preference Shares [Member]	Retained Earnings [Member] Number of Common Shares [Member]	Unrecognized Gain (Loss) on Financial Instruments [Member]	Foreign Currency Translation Adjustments [Member]	Total Accumulated Other Comprehensive Loss ("AOCL") [Member]	Shareholders' Equity [Member]	Shareholders' Equity [Member] Preference Shares [Member]	Shareholders' Equity [Member] Number of Common Shares [Member]	Non-controlling Interests [Member]
Balance at Dec. 31, 2023	$ 11,064			$ 1,901	$ 1,504	$ 3,405	$ 8,680			$ 21	$ (1,042)	$ (1,021)	$ 11,064			$ 0
Statement [LineItems]
Net earnings	1,319						1,322						1,322			(3)
Other comprehensive income (loss)	(65)						6			16	(82)	(66)	(60)			(5)
Total comprehensive income	1,254						1,328			16	(82)	(66)	1,262			(8)
Non-controlling interests on acquisition of subsidiaries	388															388
Purchase of non-controlling interests	(384)						(4)						(4)			(380)
Dividends declared		$ (3)	$ (487)					$ (3)	$ (487)					$ (3)	$ (487)
Shares issued under DRIP	15			15		15							15
Repurchases of common shares (see note 15)	(252)			(18)		(18)	(234)						(252)
Stock compensation plans	21			108	(87)	21							21
Balance at Jun. 30, 2024	11,616			2,006	1,417	3,423	9,280			37	(1,124)	(1,087)	11,616			0
Balance at Dec. 31, 2024	12,006			2,067	1,431	3,498	9,699			19	(1,210)	(1,191)	12,006			0
Statement [LineItems]
Net earnings	747						747						747
Other comprehensive income (loss)	326						29			(5)	302	297	326
Total comprehensive income	1,073						776			(5)	302	297	1,073
Transfer of gain on disposal of equity investments to retained earnings							1			(1)		(1)
Dividends declared		$ (2)	$ (536)					$ (2)	$ (536)					$ (2)	$ (536)
Shares issued under DRIP	17					17							17
Repurchases of common shares (see note 15)				17
Stock compensation plans	58			94	(31)	63	(5)						58
Balance at Jun. 30, 2025	$ 12,616			$ 2,178	$ 1,400	$ 3,578	$ 9,933			$ 13	$ (908)	$ (895)	$ 12,616			$ 0